Tax Assets and Liabilities - Summary of Recognized Deferred Tax Assets and Liabilities (Detail) - USD ($) $ in Thousands	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Disclosure Of Components Of Deferred Tax Assets And Liabilities [Line Items]
Deferred tax liabilities	$ (822)	$ (2,596)
Deferred tax assets and liabilities	(822)	(2,596)	$ (3,864)
Carrying amounts [Member]
Disclosure Of Components Of Deferred Tax Assets And Liabilities [Line Items]
Deferred tax assets	12,575	17,055
Deferred tax liabilities	(13,397)	(19,651)
Deferred tax assets and liabilities	(822)	(2,596)
Carrying amounts [Member] | Property, plant and equipment [Member]
Disclosure Of Components Of Deferred Tax Assets And Liabilities [Line Items]
Deferred tax assets	86	85
Deferred tax assets and liabilities	86	85
Carrying amounts [Member] | Intangible assets, excluding goodwill [Member]
Disclosure Of Components Of Deferred Tax Assets And Liabilities [Line Items]
Deferred tax liabilities	(11,315)	(15,337)
Deferred tax assets and liabilities	(11,315)	(15,337)
Carrying amounts [Member] | Trade and other receivables [Member]
Disclosure Of Components Of Deferred Tax Assets And Liabilities [Line Items]
Deferred tax assets	43	47
Deferred tax assets and liabilities	43	47
Carrying amounts [Member] | Convertible notes [Member]
Disclosure Of Components Of Deferred Tax Assets And Liabilities [Line Items]
Deferred tax liabilities	(2,082)	(4,314)
Deferred tax assets and liabilities	(2,082)	(4,314)
Carrying amounts [Member] | Employee benefits [Member]
Disclosure Of Components Of Deferred Tax Assets And Liabilities [Line Items]
Deferred tax assets	86	92
Deferred tax assets and liabilities	86	92
Carrying amounts [Member] | Other non-current liabilities [Member]
Disclosure Of Components Of Deferred Tax Assets And Liabilities [Line Items]
Deferred tax assets	10	23
Deferred tax assets and liabilities	10	23
Carrying amounts [Member] | Tax loss carry forwards [Member]
Disclosure Of Components Of Deferred Tax Assets And Liabilities [Line Items]
Deferred tax assets	12,350	16,808
Deferred tax assets and liabilities	12,350	16,808
Carrying amounts [Member] | Set off [Member]
Disclosure Of Components Of Deferred Tax Assets And Liabilities [Line Items]
Deferred tax assets	12,575	17,055
Deferred tax liabilities	$ (12,575)	$ (17,055)